500 Boylston Street, Boston, Massachusetts  02116-3741

Phone 617-954-5000

August 15, 2012

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:       MFS® Series Trust XII (the “Trust”) (File Nos. 333-126328 and 811-21780) on behalf of MFS® Lifetime® 2015 Fund, MFS® Lifetime® 2025 Fund, MFS® Lifetime® 2035 Fund, MFS® Lifetime® 2045 Fund and MFS® Lifetime® 2055 Fund (the “New Funds”); Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 27 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 25 to the above-captioned Registration Statement, except in the case of the Prospectuses and Statements of Additional Information (“SAI”) of the New Funds, which have not been marked.

This Amendment is being filed in order to register the New Funds as a series of the Trust, and accordingly, the anticipated effective date is the 75th day after filing (October 29, 2012).

If you have any questions concerning the foregoing, please call the undersigned or Lisa Foley at (617) 954-6634.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

SAP/bjn